FTVIPT SAI-112601


              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                       SUPPLEMENT DATED NOVEMBER 26, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001

The Statement of Additional Information is amended as follows:

I. Under THE FUNDS - GOALS AND STRATEGIES section for Mutual Discovery Securities Fund and Mutual Shares Securities Fund, the third paragraph under "Other Investments and Strategies," titled "Closed-end investment companies" is deleted.

II. The address for Franklin Templeton Investments is One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777.

III.  Under OFFICERS AND TRUSTEES section, the following changes are made.

      a. The name and biographical information for Robert S. James is deleted, and

      b. the name, age, and address of the following Board member, as well as his affiliations and principal occupations during the past five years are shown below.

           *Christopher H. Pinkerton (43)
           5701 Golden Hills Drive
           Minneapolis, MN  55416-1297
           TRUSTEE

           President, USAllianz Investor Services, LLC and USAllianz Advisors; Senior Vice President, Variable Products Division, Allianz Life Insurance Company of North America; fellow, Life Management Institute. Vice President of Marketing, Nationwide Financial Services (until 1999).

           *This Board member is considered an "interested person" under federal securities laws.

IV. Under MANAGEMENT AND OTHER SERVICES section, the following changes are made.

a. The paragraph which references the sub-advisors to the Funds is replaced by the following paragraph.

       Franklin Advisers, Inc. is the sub-advisor for Asset Strategy Fund. Franklin Templeton Investments (Asia) Limited (FTI Asia), is the sub-advisor for International Smaller Companies Fund. SSgA Funds Management, Inc. (SSgA), is the sub-advisor for Franklin S&P 500 Index Fund (Fund). SSgA, a registered investment advisor, is a subsidiary of State Street Bank and Trust Company. The sub-advisors have agreements with the managers and provided the managers with investment advice and assistance. FTI Asia provides the portfolio management services of Simon Rudolph while he remains employed by FTI Asia. The sub-advisors' activities are subject to the Board's review and control, as well as the managers' instructions and supervision. The code ethics of SSgA is filed with, and available from, the SEC.

  b. In the table listing the sub-advisors fee rates, the information with respect to TIC as sub-advisor for Strategic Income Fund and Global Income Fund is deleted and the following information is added with respect to the sub-advisor for Asset Strategy Fund and International Smaller Companies Fund.

           SUB-
           ADVISOR    FUND               ANNUAL FEE RATES
           -------------------------------------------------------------------

           Advisers   Asset Strategy     0.227% of the value of net assets up
                      Fund               to and including $200 million;
                                         0.205% of the value of net assets
                                         over $200 million up to and including
                                         $1.3 billion; 0.182% of the value of
                                         net assets over $1.3 billion.


           FTI Asia   International      0.60% of the value of the
                      Smaller            net assets up to an
                      Companies          including $200 million;
                      Fund               0.535% of the value of the net assets
                                         up to an including $1.3 billion;
                                         and 0.48% of the value of the net
                                         assets over $1.3 billion.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.





ZF050 SAI 112601


                      FRANKLIN S&P 500 INDEX FUND - CLASS 3
             (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                       SUPPLEMENT DATED NOVEMBER 26, 2001
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001

The Statement of Additional Information is amended as follows:

I. The address for Franklin Templeton Investments is One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777.

II. Under the OFFICERS AND TRUSTEES section, the following changes are made.

      a. The name and biographical information for Robert S. James is deleted, and

      b. the name, age, and address of the following Board member, as well as his affiliations and principal occupations during the past five years are shown below.

           *Christopher H. Pinkerton (43)
           5701 Golden Hills Drive
           Minneapolis, MN  55416-1297
           TRUSTEE

           President, USAllianz Investor Services, LLC and USAllianz Advisors; Senior Vice President, Variable Products Division, Allianz Life Insurance Company of North America; fellow, Life Management Institute. Vice President of Marketing, Nationwide Financial Services (until 1999).

           *This Board member is considered an "interested person" under federal securities laws.

III. Under the MANAGEMENT AND OTHER SERVICES section, the first sentence of the fourth paragraph, which references the sub-advisor to the Fund, is substituted with the following:

      The Fund's sub-advisor is SSgA Funds Management, Inc. (SSgA). SSgA, a registered investment advisor, is a subsidiary of State Street Bank and Trust Company.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.